Employee Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Contributions by company relating to the 401(k) Plan	$ 0	$ 1	$ 0
Compensation expense related to the French Profit Sharing Plan	$ 0.4	$ 3.0	$ 3.0